Background and Recent Acquisitions (Details) - USD ($)	May 09, 2018	Mar. 31, 2020	Dec. 31, 2019
Crowdpay [Member]
Shares of common stock will issued	2,916,667
Omnisoft [Member]
Shares of common stock will issued	1,833,333
Minimum [Member]
Capital raise		$ 50,000,000	$ 50,000,000
Maximum [Member]
Capital raise		$ 10,000,000	$ 10,000,000